COMMITMENTS AND CONTINGENCIES - NWG Investments Inc v. Fronteer Gold Inc. (Details) $ in Millions, $ in Billions	Feb. 26, 2014 CAD ($)	Sep. 24, 2012 USD ($)	Apr. 08, 2008	Sep. 30, 2007
North America | Pending Litigation
Loss contingencies
Uranium mining moratorium term			3 years
Jacob Safra | NWG Investments Inc
Loss contingencies
Ownership interest held (as a percent)				100.00%
NWG Investments Inc | NewWest Gold
Loss contingencies
Ownership/Economic interest				86.00%
NWG Investments Inc | NWG Ontario Complaint | Pending Litigation
Loss contingencies
Damages sought	$ 1.2
NWG Investments Inc | North America | NWG New York Case | Pending Litigation
Loss contingencies
Damages sought		$ 750
Fronteer | Aurora
Loss contingencies
Ownership interest held (as a percent)				47.00%